Long Term Debt	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Long Term Debt
8. Long Term Debt. Long-term debt consists of:

	9/30/2012	12/31/2011
Notes payable of Biozone Labs
Capitalized lease obligations bearing interest at rates ranging from 8.6% to 16.3%, payable in monthly installments of $168 to $1,589, inclusive of interest	$190,826	$307,255
City of Pittsburg Redevelopment Agency, 3% interest, payable in monthly installments of $3,640 inclusive of interest	233,527	257,639
Other	85,000	90,000
Notes payable of 580 Garcia Properties
Mortgage payable of 580 Garcia collateralized by the land and building payable in monthly installments of $20,794, inclusive of interest at 7.24% per annum	2,598,386	2,643,438
	3,107,739	3,298,332
Less: current portion	194,247	260,741
	$2,913,492	$3,037,591